Discontinued Operation (Details) - Schedule of discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gu’an REIT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 5,303,071
Cost of revenues			4,475,590
Gross profit			827,481
Operating expenses			3,582,359
Loss from discontinued operations			(2,754,878)
Other income, net			10,762
Loss before tax			(2,744,116)
Income tax provision			57,015
Net loss from discontinued operations			(2,801,131)
REIT Changjiang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	886,571	1,395,285	12,532,371
Cost of revenues	1,657,799	2,235,598	10,412,399
Gross loss	(771,228)	(840,313)	2,119,972
Operating expenses	829,049	6,036,039	7,716,269
Loss from discontinued operations	(1,600,277)	(6,876,352)	(5,596,297)
Other income (expense), net	4,375	(736,249)	(552,037)
Loss before tax	(1,595,902)	(7,612,601)	(6,148,334)
Income tax provision	488		595,851
Net loss from discontinued operations	$ (1,596,390)	$ (7,612,601)	$ (6,744,185)